14. FINANCIAL INSTRUMENTS (Details 15) - Foreign exchange risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) Numnber
Disclosure of detailed information about financial instruments [line items]
Designated amounts	R$ 120,000
Impact on Shareholders' equity	R$ 6,293
Hedges of net investment in foreign operations [member] | Non-derivative financial liabilities in EUR - debt contract [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	09/30/2015
Hedging instrument	Non-derivative financial liabilities in EUR – Debt contract
Hedged item	Investments in subsidiaries which EUR is the functional currency
Type of hedged risk	Foreign exchange - R$ vs. EUR spot rate
Exchange rate on designation | Numnber	4.0825
Designated amounts	R$ 120,000
Impact on Shareholders' equity	R$ 6,293